Trade and other current receivables	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Trade and other current receivables
13. Trade and other current receivables

Trade and other current receivables are initially recognised at fair value plus any directly attributable transaction costs. Subsequently these assets are held at amortised cost, using the effective interest method and net of any impairment losses. Discounts payable to customers are shown as a reduction in trade receivables when there is a legal right and intent to settle them on a net basis.
We do not consider the fair values of trade and other current receivables to be significantly different from their carrying values. Concentrations of credit risk with respect to trade receivables are limited, due to the Group’s customer base being large and diverse. Our historical experience of collecting receivables, supported by the level of default, is that credit risk is low across territories and so trade receivables are considered to be a single class of financial assets. Impairment for trade receivables are calculated for specific receivables with known or anticipated issues affecting the likelihood of recovery and for balances past due with a probability of default based on historical data as well as relevant forward-looking information.

	€ million	€ million
Trade and other current receivables	2021	2020
Due within one year
Trade receivables	3,582	3,433
Prepayments and accrued income	492	423
Other receivables	1,348	1,083
	5,422	4,939
Included within trade receivables are discounts due to our customers of €2,126 million (2020: €2,082 million). Other receivables comprise financial assets of €354 million (2020: €214 million) and non-financial assets of €994 million (2020: €869 million). Financial assets include supplier and customer deposits, employee advances and certain derivatives. Non-financial assets mainly consist of reclaimable sales tax of €598 million (2020: €561 million).

	€ million	€ million
Ageing of trade receivables	2021	2020
Not overdue	3,070	2,849
Past due less than three months	470	481
Past due more than three months but less than six months	75	99
Past due more than six months but less than one year	44	73
Past due more than one year	124	124
Total trade receivables	3,783	3,626
Impairment provision for trade receivables	(201)	(193)
	3,582	3,433
The total impairment provision includes €201 million (2020: €193 million) for current trade receivables, €22 million (2020: €20 million) for other current receivables and €63 million (2020: €63 million) for non-current trade and other receivables.

	€ million	€ million
Impairment provision for total trade and other receivables	2021	2020
1 January	276	321
Charge to income statement	35	66
Reduction/releases	(31)	(68)
Reclassifications	(3)	1
Currency translations	9	(44)
31 December	286	276